NATIXIS FUNDS TRUST II

May 3, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II
(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statements of Additional Information, each dated May 1, 2012, for ASG Diversifying Strategies Fund, ASG Global Alternatives Fund, ASG Managed Futures Strategy Fund, Harris Associates Large Cap Value Fund, Loomis Sayles Absolute Strategies Fund, Loomis Sayles Multi-Asset Real Return Fund and Vaughan Nelson Value Opportunity Fund, each a series of Natixis Funds Trust II, do not differ from those contained in Post-Effective Amendment No. 165 that was filed electronically on April 27, 2012.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete

Assistant Secretary